Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 19, 2024	Sep. 30, 2023	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023	Dec. 31, 2023 USD ($) item segment $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Basis of Presentation [Line Items]
Common stock, par value | $ / shares			$ 0.001		$ 0.001	$ 0.001
Prepaid R&D expense			$ 1,650		$ 7,245	$ 15,188
Expected life of options (in years)		6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized tax provisions					$ 0	$ 0
Unrecognized tax benefits, related interest and penalties					$ 0	$ 0
Number of operating segments | segment					1
Subsequent Event [Member]
Basis of Presentation [Line Items]
Reverse stock split	0.083
CSL Vifor and CKDP Agreements [Member] | License and milestone fees [Member]
Basis of Presentation [Line Items]
Number of performance obligations for revenue recognized | item					1
Prior to Regulatory Approval [Member]
Basis of Presentation [Line Items]
Cost of goods sold							$ 0
Stock Options
Basis of Presentation [Line Items]
Expected life of options (in years)					6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield					0.00%	0.00%	0.00%